Document and Entity Information	Feb. 01, 2022
Cover [Abstract]
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends Amendment No.1 to the Original Form 8-K to include updated financial statements of United PanAm Financial Corp. and its subsidiaries and updated pro forma financial information for the combined business, which were not included in the Original Form 8-K. Except as provided herein, the disclosures made in the Original Form 8-K remain unchanged.
Entity Central Index Key	0001580864
Document Type	8-K/A
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	VROOM, INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39315
Entity Tax Identification Number	90-1112566
Entity Address, Address Line One	3600 W Sam Houston Pkwy S
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	518
Local Phone Number	535-9125
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	VRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false